Segment reporting, Information about major customers (Details) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2024 USD ($) Vessel	Sep. 30, 2023 USD ($)
Information about Major Customers [Abstract]
Number of vessels in operation | Vessel			24
Shipping revenues	$ 141,125	$ 130,322	$ 437,067	$ 413,783
Time Charters [Member]
Information about Major Customers [Abstract]
Number of vessels in operation | Vessel			7
Spot Market [Member]
Information about Major Customers [Abstract]
Number of vessels in operation | Vessel			17
Major Customer [Member]
Information about Major Customers [Abstract]
Shipping revenues	$ 99,600	$ 83,600	$ 270,800	$ 253,300
Percentage of total revenue	71.00%	64.00%	62.00%	61.00%
Customer One [Member]
Information about Major Customers [Abstract]
Shipping revenues	$ 32,000	$ 34,300	$ 84,900	$ 64,900
Customer Two [Member]
Information about Major Customers [Abstract]
Shipping revenues	28,300	17,800	67,800	60,800
Customer Three [Member]
Information about Major Customers [Abstract]
Shipping revenues	18,000	13,100	65,100	59,900
Customer Four [Member]
Information about Major Customers [Abstract]
Shipping revenues	11,200	10,000	30,100	38,200
Customer Five [Member]
Information about Major Customers [Abstract]
Shipping revenues	$ 10,000	$ 8,400	$ 22,800	$ 29,400